LONG-TERM DEBT - MORTGAGES AND TERM LOAN	12 Months Ended
Jul. 31, 2012
Mortgages and Term Loan Long Term Debt Disclosure [Abstract]
Mortgages and Term Loan Long Term Debt Disclosure [Text Block]

4. LONG-TERM DEBT-MORTGAGES AND TERM LOAN:

				July 31, 2012		July 31, 2011
		Current
		Annual	Final	Due	Due	Due	Due
		Interest	Payment	Within	After	Within	After
		Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Jamaica, New York property	(a)	6%	4/01/12	$—	$—	$1,085,542	$—
Jamaica, New York property	(b)	6.81%	10/01/11	—	—	2,113,948	—
Fishkill, New York property	(c,d)	6.98%	2/18/15	45,028	1,586,896	41,655	1,631,924
Bond St. building, Brooklyn, NY	(d)	6.98%	2/18/15	113,634	4,004,701	105,122	4,118,335
Total				$158,662	$5,591,597	$3,346,267	$5,750,259
____________________

(a)	The Company, on September 11, 1996, closed a loan with a bank in the amount of $4,000,000. The loan was secured by a first mortgage lien covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. In March 2007, the Company extended the loan for five years with an option for an additional five-year period. The interest rate for the extended period was 6.00% per annum. Interest and amortization of principal was being made in constant monthly amounts based on a fifteen year (15) payout period. The Company paid off the balance of the loan in the amount of $1,036,602 in March 2012.

(b)	The Company, on December 13, 2000, closed a loan with a bank in the amount of $3,500,000. The loan was secured by a second position leasehold mortgage covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. The Company paid the balance due on the loan in the amount of $2,090,493 in September 2011.

(c)	On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan. (See Note 4(d) below). The Company, in February 2008, converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.

(d)	The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. This loan financed seventy-five (75%) percent of the cost of capital improvements for an existing lease to a tenant and capital improvements for future tenant leases at the Company’s Brooklyn, New York (Bond Street building) and Fishkill, New York properties through February 2008. The loan also financed $850,000 towards the construction of two new elevators at the Company’s Brooklyn, New York property (Bond Street building). The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the “First Permanent Loan”) (see Note 4(c)), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the “Second Permanent Loan”), and c) multiple, successively subordinate loans in the amount $8,295,274 (“Subordinate Building Loans”). As of August 19, 2004, the Company refinanced the existing mortgage on the Company’s Fishkill, New York property, which balance was $1,834,726, and took down an additional $2,820,000 for capital improvements for two tenants at the Company’s Bond Street building in Brooklyn, New York. In fiscal 2006, 2007 and 2008, the Company drew down additional amounts totaling $916,670, on its multiple draw term loan to finance tenant improvements and brokerage commissions for the leasing of 13,026 square feet for office use at the Company’s Bond Street building in Brooklyn, New York. The Company in February 2008 converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%. Since the loan has been converted to a permanent mortgage loan, the balance of the financing on this loan was for the new elevators at the Company’s Bond Street building in Brooklyn, New York in the amount of $850,000 referred to above. The $850,000 was drawn down in fiscal 2010.

     Maturities of long-term debt-mortgages and term loan payable outstanding at July 31, 2012 are as follows: Years ending July 31, 2013 (included in current liabilities); $158,662; 2014; $170,262; 2015; $5,421,335.

     The carrying value of all properties collateralizing the above debt is $22,732,225 at July 31, 2012.